Retirement Plans and Postretirement Medical Benefits (Nonpension Estimated Future Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 166,952
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	125,225
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	124,045
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	127,236
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	128,739
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	673,039
DefinedBenefitPlanExpectedFutureBenefitPayments	1,345,236
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	23,669
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	22,570
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	21,561
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	20,612
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	19,708
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	87,457
DefinedBenefitPlanExpectedFutureBenefitPayments	$ 195,577